Share Capital	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Share Capital
NOTE 8. SHARE CAPITAL

(a)	Authorized
The authorized share capital of the Company, which has no par value, is comprised of the following:

i.	Unlimited Number of Subordinate Voting Shares
Holders
 of SVS will be entitled to notice of and to attend any meeting of the shareholders of the Company, except a meeting of which only holders of another particular class or series of shares of the Company will have the right to vote. At each such meeting, holders of SVS will be entitled to one vote in respect of each SVS held. As long as any SVS remain outstanding, the Company will not, without the consent of the holders of the SVS by separate special resolution, prejudice or interfere with any right attached to the SVS. Holders of SVS will be entitled to receive as and when declared by the directors of the Company, dividends in cash or property of the Company.

ii.	Unlimited Number of Proportionate Voting Shares
Holders
of PVS will be entitled to notice of and to attend any meeting of the shareholders of the Company, except a meeting of which only holders of another particular class or series of shares of the Company will have the right to vote. At each such meeting, holders of PVS will be entitled to one vote in respect of each SVS into which such PVS could ultimately be converted to 200 votes per PVS. As long as any PVS remain outstanding, the Company will not, without the consent of the holders of the PVS and MVS by separate special resolution, prejudice or interfere with any right or special right attached to the PVS. The holder of PVS have the right to receive dividends, out of any cash or other assets legally available therefore, pari passu as to dividends and any declaration or payment of any dividend on the
SVS.

iii.	500,000 Super Voting Shares
Holders of MVS shall be entitled to notice of and to attend any meeting of the shareholders of the Company, except a meeting of which only holders of another particular class or series of shares of the Company shall have the right to vote. At each such meeting, holders of MVS shall be entitled to 2,000 votes in respect of each MVS held.

iv.	Unlimited Number of Special Subordinate Voting Shares
Holder
s of SSVS will be entitled to notice of and to attend any meeting of the shareholders of the Company, except a meeting of which only holders of another particular class or series of shares of the Company will have the right to vote. At each such meeting, holders of SSVS will be entitled to a
0.00001
vote in respect of each SSVS held. As long as any SSVS remain outstanding, the Company will not, without the consent of the holders of the SSVS by separate special resolution, prejudice or interfere with any right attached to the SSVS. Holders of SSVS will be entitled to receive dividends in cash or property of the Company, if and when declared by the Board of Directors (the “Board
”
).

v.	Redeemable Units
As part of the Transaction, unit holders of Cresco Labs, LLC exchanged their units for a new class of redeemable units in Cresco Labs, LLC. Each redeemable
unit is only exchangeable for the equivalent of one SVS in Cresco Labs Inc. (without any obligation to redeem in cash). These unit holders hold an interest only in Cresco Labs, LLC; they participate in the earnings of only Cresco Labs, LLC and not the earnings of the combined entity.

(b)	Issued and Outstanding
As of December 31, 2021 and 2020, issued and outstanding shares and units consisted of the following:

(in thousands)	Redeemable Units	Subordinate Voting Shares (SVS)*	Proportionate Voting Shares (PVS)**	Super Voting Shares (MVS)	Special Subordinate Voting Shares (SSVS)***
Beginning balance, January 1, 2020	142,172	73,600	57,937	500	—

Options and warrants exercised	—	1,711	12	—	—
RSU issued	—	2,062	—	—	—
Issuance of shares related to acquisitions	—	69,929	233	—	—
Issuance of shares related to distribution agreements	—	24 9	—	—	—
Cresco LLC redemption	(15,834)	15,681	—	—	—
PVS converted to SVS	—	28,871	(28,871)	—	—
Issuances related to employee taxes on certain share-based payment arrangements	—	1,336	—	—	—
Share issuances	—	792	—	—	1

Ending balance, December 31, 2020	126,338	194,231	29,311	500	1
Options and warrants exercised	—	3,030	—	—	—
RSUs issued	—	351	—	—	—
Issuance of shares related to acquisitions	—	35,425	—	—	—
Issuance of shares related to distribution agreements	—	(249)	—	—	—
Cresco LLC redemption	(16,897)	16,897	—	—	—
PVS converted to SVS	—	8,644	(8,644)	—	—
Issuances related to employee taxes on certain share-based payment arrangements	—	173	—	—	—
Share issuances	—	11,469	—	—	—

Ending balance, December 31, 2021	109,441	269,971	20,667	500	1

*	SVS includes shares pending issuance or cancellation
**	PVS presented on an “as-converted” basis to SVS (1-to-200)
***	SSVS presented on an “as-converted” basis to SVS (1-to-0.00001)

(i)	Share Issuances
In December 2019, the Company entered into an agreement with Canaccord Genuity Corp (“Canaccord”) to sell up to C$55.0 million SVS at an at-the-market
price. During the year ended December 31, 2020, the Company issued 0.7 million shares at a weighted average price of $4.70 per share. During the year ended December 31, 2020, gross proceeds were $3.5 million, offset by equity issuance costs of $0.2 million.

The Company recognized gains of $7.4 million in equity during the year ended December 31, 2021 related to share issuances for shares withheld for employee taxes on certain share-based payment arrangements as a result of the change in share price between employee exercise and sale of shares.
 In April 2021, the Company announced a new agreement with Canaccord to sell up to $100.0 million of SVS to replace the prior agreement which was set to expire in August 2021. This agreement replaced the December 2019 agreement and related fees of $0.3 million were reclassified from share capital to Other expense (income), net.
During
the year ended December 31, 2020, the Company issued
 44.0
thousand SVS, valued at
$0.2
million. The Company recognized gains on the sale of the shares and foreign currency exchange of
$0.5
million in equity during the year ended December 31, 2020 as a result of the change in share price between employee exercise and sale of shares.

The
Company issued 0.6 thousand SSVS
(as-converted),
valued at $3 thousand during the year ended December 31, 2020.

(ii)	Issuance of Shares - Private Placement
In January 2021, the Company closed an offering of 9.9 million SVS at a price of C$16.00 ($12.67) per share. The Company received cash proceeds of $120.7 million, net of $3.4 million in commission and other fees, with a corresponding increase to share capital of $124.1 million.

(iii)	Issuance of Shares - Arrangement
In February 2021, a binding settlement was reached with a former executive of the Company for payment of 1.3 million SVS to the counterparty relating to certain equity awards previously held by the counterparty in exchange for a number of covenants, including non-solicitation,
non-hire,
certain provisions surrounding voting rights and limitations on future sales of Company shares. See Note 15 for additional information about the arrangement.

(iv)	Issuance of Shares - 2021 Acquisitions
During
the year ended December 31, 2021, the Company issued shares in conjunction with acquisitions as follows:

(in thousands)	Acquisition date	SVS shares issued	Replacement shares issued	Equity-based consideration
Verdant	February 16, 2021	127	—	$2,004
Bluma	April 14, 2021	15,061	814	193,310
Cultivate	September 02, 2021	4,818	—	46,643
Cure Penn	November 25, 2021	6,167	—	54,240
Laurel Harvest	December 10, 2021	8,354	—	65,844

(v)	Issuance of Shares - Origin House
In
January 2020
, in conjunction with the acquisition of Origin House, the Company issued
66.5
 million SVS, valued at $
396.6
 million.

During the year ended December 31, 2020, the Company issued 1.6 million

SVS, valued at $7.2 million, to satisfy certain obligations related to deferred consideration related to legacy acquisitions by Origin House.
In May 2020, the Company issued 0.3 million SVS, valued at $1.0 million, in accordance with the post combination remuneration agreement associated with Origin House’s previous acquisition of FloraCal Farms.
In May 2020, the Company also issued 0.8 million SVS, valued at $2.2 million, to settle the deferred consideration associated with Origin House’s previous acquisition of Cub City, LLC.

In
November 2020,
the Company recognized 0.2 million SVS to be issued to King’s Garden with a value of $2.5 million for renewal of the exclusive distribution agreement. These shares can be issued any time during the renewal term. See Note 7 for additional details.
During the year ended December 31, 2020, the Company cancelled 0.2 million SVS, valued at $0.9 million, in connection with the settlement of a contingent liability related to the Origin House acquisition.

(vi)	Issuance of Shares - Valley Agriceuticals, LLC (“Valley Ag”)
During the year ended December 31, 2020, the Company issued 0.3 million PVS
(as-converted),
valued at $1.2 million to satisfy certain obligations related to interest on deferred consideration.
In May 2020, the Company issued 0.5 million SVS, valued at $1.5 million to satisfy a portion of the Company’s make-whole liability. See
Notes
10 and 16 for further details.

(vii)	Issuance of Shares – MedMar Lakeview
In April 2020, the Company issued 0.1 million SVS, valued at $0.4 million, to satisfy certain obligations related to contingent consideration.
In August 2020, the Company issued 19 thousand SVS, valued at $0.1 million, to satisfy certain obligations related to contingent consideration
In December 2020, the Company issued 0.1 million SVS, valued at $1.1 million, to satisfy certain obligations related to contingent consideration. See Note 10 for further details.

(viii)	Issuance of Shares – Tryke Companies, LLC
In April 2020, the Company issued 0.3 million SVS, valued at $1.3 million, in accordance with the termination agreement which canceled the previously announced purchase agreement to acquire certain assets of and an interest in Tryke Companies, LLC, and certain subsidiaries and affiliates.

(c)	Stock Purchase Warrants
Each whole warrant
entitles the holder to purchase one SVS or PVS of the Company. A summary of the status of the warrants outstanding is as follows:

	Number of warrants* (in thousands)	Weighted- average exercise price
Balance as of January 1, 2020	6,454	$7.73
Exercised	(271)	6.05

Balance as of December 31, 2020	6,183	$7.80

Bluma replacement warrants	4,665	11.64
Exercised	(721)	6.15
Forfeited	(285)	11.64

Balance as of December 31, 2021	9,842	$9.63

*	PVS presented on an “as-converted” basis to SVS (1-to-200)

As part of the Bluma acquisition in the second quarter of
2021
, the Company issued
4.7
 million Cresco warrants valued at $
18.4
 million in exchange for Bluma warrants that were issued and outstanding on the acquisition date. The issued warrants are equity-classified.

During
the year ended December 31, 2021, the Company recorded

$
5.1

million of warrant exercises into share capital, primarily related to exercises of

0.2

million warrants related to the Bluma acquisition, which were exercised for
$
2.2

million resulting in an increase to share capital of
$
2.9

million and

0.5

million of equity-classified Valley Ag acquisition warrants, resulting in an increase to share capital of $
2.2

million. During the year ended December 31, 2020, the
Company
recorded $
2.5

million of warrant exercises into share capital primarily related to

0.2
 million equity-classified broker warrants were exercised prior to their expiration for, resulting in an increase to share capital of $2.0 million.
The 9.8 million outstanding warrants are from issuances to underwriters associated with the September 2019 financing, sellers from the Valley Ag acquisition, and Bluma replacement awards. Of the total outstanding warrants, 4.2 million are classified as current liabilities, and 5.6 million are classified as equity. See Note 16 for information about valuation of liability-classified warrants.
(d)	Distribution to Non-controlling Interest Holders
As of December 31, 2021 and December 31, 2020, the Company accrued for tax-related distributions to 2021 and 2020 unit holders of Cresco Labs, LLC and other minority interest holders of $
36.4 million and $64.0
million respectively. These distributions will reduce
non-controlling
interest upon payment.
In accordance with the underlying operating agreements, the Company declared and paid required distribution amounts to 2021 and 2020 unit holders of Cresco Labs, LLC and other minority holders of
$73.6
million during the year ended December 31, 2021. Similarly, the Company paid required tax distribution amounts to 2020 and 2019 unit holders of Cresco Labs, LLC and other minority interest holders of
$16.8
million, during the year ended December 31, 2020.
(e)	Changes in Ownership and Non-controlling Interests
During the year ended December 31, 2021, redemptions of
16.9
million redeemable units occurred which were converted into an equivalent number of SVS. This redemption resulted in a decrease of 6.7% in non-controlling interest in Cresco Labs, LLC.
During the year ended December 31, 2020, redemptions of
15.7
million redeemable units occurred which were converted into an equivalent number of SVS. This redemption resulted in a decrease of
6.2%
in
non-controlling
interest in Cresco Labs, LLC.

As of and for the year ended December 31, 2021,
non-controlling
interest included the following amounts before intercom
p
any eliminations:

($ in thousands)	TSC Cresco, LLC		MedMar Inc. (Lakeview)		MedMar Inc. (Rockford)		Cresco Labs Ohio, LLC		SLO Cultivation Inc.		Other entities including Cresco Labs LLC 1,3	Eliminations	Total
Non-current assets	$5,208		$33,698		$22,934		$16,093		$23,422		$1,257,353	$—	$1,358,708
Current assets	54,506		95,522		154,929		64,897		97,276		250,029	(295,404)	421,755
Non-current liabilities	—		(11,213)		(3,443)		(12,286)		(14,071)		(653,320)	—	(694,333)
Current liabilities	(49,726)		(92,049)		(124,597)		(73,441)		(147,993)		(107,143)	306,555	(288,394)

Net assets	$9,988		$25,958		$49,823		$(4,737)		$(41,366)		$746,919	$11,151	$797,736

Net assets attributable to NCI	$2,850		$3,910		$6,123		$18		$(9,143)		$38,424	$—	$42,182

													—
Revenue	$21,549		$48,435		$84,932		$22,661		$21,011		$663,602	$(40,508)	$821,682
Gross profit	13,592		32,020		47,922		10,650		(6,250)		320,419	(12,006)	406,347

Net income (loss)	$12,387		$12,043		$30,666		$(4,627)		$(19,247)		$(328,056)	$—	$(296,834)

Net income (loss) allocated to NCI	$3,097		$1,493		$7,666		$(46)		$(3,849)		$14,402	$—	$22,763

NCI percentage at December 31, 2021	25.0	% 1	12.4	% 2	25.0	% 2	1.0	% 1	20.0	% 1	43.3%

1	The NCI percentage reflects the NCI that exists at Cresco Labs, LLC. There is a further 43.3% NCI related to NCI for Cresco Labs Inc.
2	The NCI percentage reflects the NCI that exists at Cresco Labs Inc.
3	Includes the effect of LLC unit redemptions and other adjustments
As of and for the year ended December 31, 2020,
Non-controlling
interest included the following amounts before intercompany eliminations:

($ in thousands)	TSC Cresco, LLC		MedMar Inc. (Lakeview)		MedMar Inc. (Rockford)		Cresco Labs Ohio, LLC		SLO Cultivation Inc.		Other entities including Cresco Labs LLC 1,3	Eliminations	Total
Non-current assets	$4,064		$32,397		$20,957		$13,626		$22,744		$889,341	$—	$983,129
Current assets	31,099		26,022		38,178		42,934		80,219		184,871	(153,856)	249,467
Non-current liabilities	—		(11,755)		(2,188)		(12,328)		(10,666)		(367,481)	—	(404,418)
Current liabilities	(24,852)		(32,922)		(28,248)		(46,953)		(118,870)		(164,422)	163,421	(252,846)

Net assets	$10,311		$13,742		$28,699		$(2,721)		$(26,573)		$542,309	$9,565	$575,332

Net assets attributable to NCI	$2,521		$3,308		$4,334		$64		$(5,293)		$97,161	$—	$102,095

Revenue	$16,874		$31,320		$38,417		$14,646		$19,772		$386,257	$(31,035)	$476,251
Gross profit	10,033		16,411		20,092		5,097		(4,461)		164,116	(4,587)	206,701

Net income (loss)	$7,884		$3,606		$10,430		$(6,238)		$(11,219)		$(97,234)	$—	$(92,771)

Net income (loss) allocated to NCI	$1,971		$447		$2,607		$(62)		$(2,244)		$6,667	$—	$9,386

NCI percentage at December 31, 2020	25.0	% 1	12.4	% 2	25.0	% 2	1.0	% 1	20.0	% 1	50.1%

1	The NCI percentage reflects the NCI that exists at Cresco Labs, LLC. There is a further 50.1% NCI related to NCI for Cresco Labs Inc.
2	The NCI percentage reflects the NCI that exists at Cresco Labs Inc.
3	Includes the effect of LLC unit redemptions and other adjustments